SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION	12 Months Ended
Dec. 31, 2014
SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION [Abstract]
SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION

NOTE 12 - SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION:

a.	Accounts receivable - other:

	December 31
	2014	2013

	U.S dollars in thousands
Advance to supplier	$128	$1,153
Institutions	1,126	1,065
Chief Scientist	65	77
Fair value of derivatives	905	1
Prepaid expenses and sundry	886	442
	$3,110	$2,738
b.	Accounts payable and accruals - other:

Employees and payroll related institutions	$727	$2,470
Provision for vacation and recreation pay	402	426
Royalties payable	93	57
Fair value of derivatives	217	222
Accrued expenses and sundry	2,130	3,203
	$3,569	$6,378

c.	Research and development expenses - net:

	Year ended December 31
	2014	2013	2012

	U.Sdollars in thousands
Total expenses	$6,131	$6,144	$4,876
Less – participation and grants	145	197	265
	$5,986	$5,947	$4,611
d.	Finance expenses — net:

Interest expenses and other bank charges	$(139)	$(595)	$(657)
Interest income	332	50
Foreign exchange gain (losses) – net	276	(82)	(102)
Gain in respect of derivatives – net	30	96	220
	$499	$(531)	$(539)